11. SHAREHOLDERS' EQUITY: Schedule of changes in warrants (Details) - Warrants entitling the holders to acquire common shares - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	8,381,326	0	1,301,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.20	$ 0	$ 1.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	8,446,438	10,655,326	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.33	$ 0.20	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	0	0	(976,250)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 0	$ 0	$ 0.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(2,975,500)	(2,274,000)	(325,000)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0.20	$ 0.20	$ 0.52
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	13,852,264	8,381,326	0
Weighted Average Exercise price at end of period	$ 0.28	$ 0.20	$ 0